Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] July Warrants [Member]	Common Stock [Member] August Warrants [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] July Warrants [Member]	Preferred Stock [Member] August Warrants [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] July Warrants [Member]	Additional Paid-in Capital [Member] August Warrants [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Other Comprehensive Income / (Loss) [Member]	Other Comprehensive Income / (Loss) [Member] July Warrants [Member]	Other Comprehensive Income / (Loss) [Member] August Warrants [Member]	Other Comprehensive Income / (Loss) [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] July Warrants [Member]	Accumulated Deficit [Member] August Warrants [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total	July Warrants [Member]	August Warrants [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2019	325,457							1,600	0
Balance at Dec. 31, 2019	$ 3				$ 0					$ 459,374				$ 69				$ (365,208)					$ 94,238
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0				0					0				0				3,777					3,777
Conversion of Series B preferred stock to common stock (Note 10) (in shares)	13,014
Conversion of Series B preferred stock to common stock (Note 10) (in shares)								(1,100)
Conversion of Series B preferred stock to common stock (Note 10)	$ 0				0					0				0				0					0
Repurchase and cancellation of Series B preferred stock (in shares)	0							(400)	0
Repurchase and cancellation of Series B preferred stock	$ 0				0					(400)				0				0					(400)
Repurchase and cancellation of Series C preferred stock, including expenses (in shares)								(100)	0
Repurchase and cancellation of Series C preferred stock, including expenses	$ 0				0					(3,015)				0				1,500					(1,515)
Issuance of restricted stock and compensation cost on restricted stock (Note 10) (in shares)	4,481							0	0
Issuance of restricted stock and compensation cost on restricted stock (Note 10)	$ 0				0					1,916				0				0					1,916
Common shares re-purchase and retirement, including expenses (Note 10) (in shares)	(5,452)
Common shares re-purchase and retirement, including expenses	$ 0				0					(656)				0				0					(656)
Actuarial (loss) gain	0				0					0				(61)				0					(61)
Dividends declared and paid (Note 10)	$ 0				0					0				0				(502)					(502)
Balance (in shares) at Dec. 31, 2020	337,500							0	0
Balance at Dec. 31, 2020	$ 3				0					457,219				8				(360,433)					96,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0				0					0				0				(9,706)					(9,706)
Compensation cost on restricted stock and stock options award (Note 10)	$ 0				0					268				0				0					268
Compensation cost on restricted stock and stock options award (Note 10) (in shares)	0							0	0
Actuarial (loss) gain	$ 0				0					0				(10)				0					(10)
Balance (in shares) at Dec. 31, 2021	337,500							0	0
Balance at Dec. 31, 2021	$ 3				0					457,487				(2)				(370,139)					87,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0				0					0				0				36,300					36,300
Common shares exchanged for Series B preferred shares (Note 10) (in shares)	(188,974)
Common shares exchanged for Series B preferred shares (Note 10) (in shares)								793,657
Common shares exchanged for Series B preferred shares (Note 10)	$ (1)				8					9,264				0				(9,271)					0
Compensation cost on restricted stock and stock options award (Note 10)	$ 0				0					107				0				0					107
Compensation cost on restricted stock and stock options award (Note 10) (in shares)	0							0	0
Issuance of common stock under ATM program, net of issuance costs (Note 10) (in shares)	175,507
Issuance of common stock under ATM program, net of issuance costs (Note 10)	$ 2				0					1,786				0				0					1,788
Issuance of units, net of issuance costs (Note 10) (in shares)	508,000
Issuance of units, net of issuance costs (Note 10)	$ 5				0					7,121				0				0					7,126
Issuance of common stock and warrants, net of issuance costs (Note 10) (in shares)		1,133,333	2,222,222
Issuance of common stock and warrants, net of issuance costs (Note 10)		$ 11	$ 22		0						$ 5,260	$ 13,685			$ 0	$ 0			$ 0	$ 0				$ 5,271	$ 13,707
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 10) (in shares)								(657,396)
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 10) (in shares)									1,314,792
Series B preferred shares exchanged for Series C preferred shares and re-acquisition of loan due to a related party (Note 10)	0				7					11,867				0				(6,944)					4,930
Actuarial (loss) gain	0				0					0				68				0					68
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 10)		$ 0	$ 0			$ 0	$ 0				$ 214	$ 902			$ 0	$ 0			$ (214)	$ (902)				$ 0	$ 0
Deemed dividend to the Series C stockholders due to triggering of a down-round feature (Note 10)	0				0					5,930				0				(5,930)					0
Dividends declared and paid (Note 10)	$ 0			$ 0	0			$ 0		0			$ 0	0			$ 0				$ (530)	$ (411)				$ (530)	$ (411)
Balance (in shares) at Dec. 31, 2022	4,187,588							136,261	1,314,792
Balance at Dec. 31, 2022	$ 42				$ 15					$ 513,623				$ 66				$ (358,041)					$ 155,705